INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,	June 30,
	2018	2019

Raw materials	$15,065	$16,227
Work in progress	374	783
Finished products	38,070	56,890

	$53,509	$73,900